UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

Deutsche Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/28/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2015 (Unaudited)

Deutsche Strategic High Yield Tax-Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.1%
Alabama 0.1%
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	2,035,560
Arizona 1.0%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025, GTY: Citibank NA	4,000,000	4,773,520
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,625,728
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,680,610
Series A, 6.25%, 12/1/2046	1,400,000	1,530,060
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-1, AMT, 4.9%, 3/1/2028	5,000,000	5,187,250

		17,797,168
California 10.6%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, Prerefunded, 5.125%, 4/1/2039	10,000,000	11,683,600
Series F-1, Prerefunded, 5.5%, 4/1/2043	10,000,000	11,433,700
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	8,750,000	12,528,075
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	5,693,500
California, State General Obligation:
5.0%, 8/1/2034	5,185,000	5,865,220
5.0%, 2/1/2043	12,820,000	14,558,777
5.5%, 3/1/2040	5,130,000	6,024,878
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	11,057,000
5.0%, 11/1/2037	9,145,000	10,086,020
5.75%, 4/1/2031	23,360,000	27,491,683
California, State Public Works Board, Lease Revenue, Series B, 5.0%, 10/1/2039	5,500,000	6,321,975
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	12,219,564
Series I-1, 6.375%, 11/1/2034	5,000,000	6,148,300
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	1,305,000	1,426,287
Series A, 5.5%, 12/1/2054	1,305,000	1,444,583
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	536,070
Series A, 6.0%, 10/1/2042	1,000,000	1,084,830
Series A, 6.0%, 10/1/2047	1,000,000	1,082,550
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co., Inc.	620,000	731,538
Riverside County, CA, Transportation Commission Toll Revenue, Series A, 5.75%, 6/1/2048	2,850,000	3,291,807
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,996,720
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,050,000	2,365,044
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2044	11,000,000	12,239,480
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	11,945,232
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, 7.0%, 8/1/2041	1,400,000	1,707,440
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	3,836,698
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,568,586

		189,369,157
Colorado 2.3%
Colorado, E-470 Public Highway Authority Revenue:
Series C, 5.375%, 9/1/2026	2,000,000	2,268,040
Series A-1, 5.5%, 9/1/2024, INS: NATL	3,500,000	3,583,510
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	1,021,730
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	11,750,000	12,110,725
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,229,820
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	6,365,000	8,169,859
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,300,440
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,762,272
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities, Series A, 5.0%, 12/1/2033	4,835,000	5,162,910
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,389,430

		40,998,736
Connecticut 1.7%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	24,262,400
Connecticut, Mashantucket Western Pequot Tribe Bond, 144A, 6.05%, 7/1/2031 (PIK)	15,239,244	2,019,200
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	3,002,010
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,160,000	1,210,413

		30,494,023
District of Columbia 0.4%
Metropolitan Washington, DC, Airport Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital Important Project, Series A, 5.0%, 10/1/2053	7,000,000	7,454,230
Florida 6.6%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	210,000	210,099
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	4,000,000	4,631,400
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	5,985,000	6,099,254
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	7,905,000	6,817,193
Florida, Tolomato Community Development District, Special Assessment, 5.4%, 5/1/2037	15,405,000	15,431,959
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,470,000	1,712,741
7.0%, 5/1/2041	1,765,000	2,170,562
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Jetblue Airways Corp. Project, AMT, 5.0%, 11/15/2026	1,500,000	1,558,245
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, 5.125%, 11/15/2020	970,000	1,048,259
Series G, Prerefunded, 5.125%, 11/15/2020	30,000	32,416
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	75,637
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	81,040
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	194,495
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,942,132
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,371,208
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029	1,000,000	1,112,410
5.0%, 11/15/2044	2,500,000	2,747,025
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	10,000,000	11,148,300
Series A-1, 5.5%, 10/1/2041	5,000,000	5,798,250
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,723,900
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	2,500,000	2,798,700
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	4,199,617
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	5,458,950
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,833,714
Palm Beach County, FL, Health Facilities Authority, Retirement Community Revenue, Acts Retirement-Life Communities, Inc., 5.5%, 11/15/2033	9,000,000	10,010,970
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027, INS: NATL	2,500,000	2,723,325
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	8,611,600
Series A, 144A, 5.75%, 10/1/2022	9,500,000	10,285,650

		118,829,051
Georgia 3.7%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,418,960
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	4,915,000	5,789,821
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	1,055,314
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.375%, 11/1/2039, INS: AGMC	10,000,000	11,500,400
Series A, Prerefunded, 6.25%, 11/1/2034	10,000,000	12,028,100
De Kalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	8,288,400
De Kalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2032	820,000	953,045
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	500,000	577,220
Series A, 5.5%, 8/15/2054	1,820,000	2,124,031
Georgia, Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates-Southeast Health, Series A, 5.625%, 8/1/2034	5,500,000	6,141,740
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co. (a)	10,000,000	11,231,900
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	2,440,000	2,947,959

		67,056,890
Guam 1.0%
Government of Guam, General Obligation, Series A, 7.0%, 11/15/2039	10,155,000	12,006,967
Guam, International Airport Authority, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,916,689
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	3,000,000	3,405,030

		17,328,686
Hawaii 1.9%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2034	15,000,000	16,369,950
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,513,920
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series B, AMT, 4.6%, 5/1/2026, INS: FGIC	11,790,000	12,202,178
6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	2,500,000	2,906,350

		33,992,398
Illinois 6.3%
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2033	7,000,000	7,133,560
Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	175,732
Series A, 5.25%, 1/1/2032	3,000,000	3,135,750
Series A, 5.25%, 1/1/2035	4,050,000	4,236,097
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	9,955,000	11,534,162
Series B, 6.0%, 1/1/2041	12,095,000	14,296,532
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	1,845,000	2,057,046
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	5,500,000	5,906,120
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	5,000,850
7.25%, 2/15/2045	4,000,000	4,325,760
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.125%, 5/15/2040	6,000,000	4,019,940
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, Prerefunded, 5.75%, 11/1/2028, INS: NATL	1,250,000	1,458,162
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	8,842,732
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series A, 7.75%, 5/15/2030	1,675,000	1,869,384
Series A, 8.0%, 5/15/2040	1,000,000	1,112,870
Series A, 8.0%, 5/15/2046	3,500,000	3,878,350
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,243,351
Series A, 5.875%, 2/15/2038	500,000	505,090
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	8,000,000	8,489,840
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	6,405,000	7,523,377
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,692,992
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,500,000	1,712,835
Illinois, State General Obligation:
5.0%, 2/1/2039	2,400,000	2,541,648
5.0%, 5/1/2039	5,000,000	5,301,750
5.5%, 7/1/2038	1,280,000	1,424,614

		113,418,544
Indiana 1.2%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,864,415
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,689,788
Indiana, State Finance Authority Revenue, I-69 Development Partners LLC, AMT, 5.25%, 9/1/2034	2,275,000	2,542,017
North Manchester, IN, Economic Development Revenue, Peabody Retirement Community Project:
Series B, 1.0%, 12/1/2045 *	1,355,103	27,089
Series A, 6.05% **, 12/1/2045	1,557,576	805,656
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	6,220,000	7,681,762
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc.:
144A, 5.5%, 9/1/2027	1,000,000	1,053,090
8.0%, 9/1/2041	4,000,000	4,875,880

		21,539,697
Iowa 0.9%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	1,102,310
6.0%, 6/1/2039	2,000,000	2,196,720
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	5,358,350
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 5.25%, 12/1/2025	6,665,000	7,301,041

		15,958,421
Kansas 0.4%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	6,465,152
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,357,812

		7,822,964
Kentucky 1.7%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	15,000,000	17,413,950
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	3,635,000	3,926,527
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	8,338,789
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	1,044,900

		30,724,166
Louisiana 2.5%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project, Series A, AMT, 5.75%, 9/1/2031	5,000,000	5,364,050
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	7,195,520
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,706,260
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 6.75%, 5/15/2041	2,500,000	2,977,150
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,483,200
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	15,000,000	15,838,350
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	2,033,923

		45,598,453
Maine 0.6%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	10,330,740
Maryland 1.7%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,356,024
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,751,183
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., 5.75%, 7/1/2038	6,250,000	6,633,812
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center:
Series A, 5.0%, 7/1/2037	5,005,000	5,185,480
6.25%, 7/1/2031	2,500,000	2,899,550
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,890,489
6.0%, 1/1/2028	6,100,000	6,694,811
Westminster, MD, Project Revenue, Lutheran Village Millers Grant, Inc., Series A, 6.25%, 7/1/2044	440,000	469,788

		30,881,137
Massachusetts 2.7%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	8,805,000	6,370,329
AMT, 8.0%, 9/1/2035 *	960,000	162,950
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	7,478,906
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	430,598	2,661
Series A-2, 5.5%, 11/15/2046	86,572	74,996
Series A-1, 6.25%, 11/15/2039	1,621,881	1,572,138
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I, 7.25%, 1/1/2032	2,250,000	2,748,870
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,618,545
Series E-1, 5.125%, 7/1/2038	1,500,000	1,616,025
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,375,010
Series E, 5.0%, 7/15/2032	3,250,000	3,332,323
Series E, 5.0%, 7/15/2037	2,750,000	2,809,620
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	135,000	135,566
Series F, 5.75%, 7/1/2029	1,480,000	1,486,423
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	8,118,792
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	5,000,000	5,007,300
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	4,005,880

		48,916,334
Michigan 2.8%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,569,660
7.125%, 11/15/2043	1,500,000	1,527,090
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,261,364
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,336,249
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	1,019,780
5.5%, 5/15/2036	1,000,000	1,016,160
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,985,275
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,029,755
Michigan, State Finance Authority Revenue, Trinity Health Corp.:
5.0%, 12/1/2031	10,910,000	12,465,329
5.0%, 12/1/2038	5,525,000	6,111,755
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	6,315,000	7,171,314

		50,493,731
Mississippi 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	7,016,240
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,127,940
Series A, 5.5%, 9/1/2031	4,250,000	4,477,757
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,531,160
Series A, 6.5%, 9/1/2032	2,620,000	3,022,170

		20,175,267
Missouri 0.8%
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	2,040,760
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	1,001,550
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series A, 8.25%, 5/15/2039	1,000,000	1,156,440
Series A, 8.25%, 5/15/2045	2,850,000	3,288,729
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,506,028
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,808,576

		14,802,083
Nebraska 0.3%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,668,735
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,781,225

		4,449,960
Nevada 0.4%
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	5,312,700
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	1,395,000	1,488,577

		6,801,277
New Hampshire 1.4%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	1,042,142
Series A, 5.4%, 1/1/2030	550,000	552,618
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 7.0%, 1/1/2038	5,325,000	6,447,670
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,325,000	2,333,579
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/1/2039	5,000,000	5,641,750
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	4,000,000	4,186,240
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	800,436
Series A, 6.875%, 7/1/2041	2,825,000	3,234,653

		24,239,088
New Jersey 3.5%
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	5,785,000	6,457,043
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,426,226
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	450,000	496,566
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.375%, 1/1/2043	2,275,000	2,534,669
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	10,110,000	10,659,377
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,834,800
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series A, 5.625%, 7/1/2032	3,500,000	4,074,280
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series A, 5.5%, 6/15/2041	7,000,000	7,907,410
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	16,240,000	12,649,174
Series 1-A, 5.0%, 6/1/2029	15,965,000	13,663,166

		62,702,711
New Mexico 0.5%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	8,411,175
New York 4.7%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, Prerefunded, 5.25%, 11/15/2027	3,000,000	3,373,170
Series A, Prerefunded, 5.75%, 11/15/2022	1,500,000	1,706,745
Hudson, NY, Yards Infrastructure Corp. Revenue:
Series A, 5.25%, 2/15/2047	5,000,000	5,571,150
Series A, 5.75%, 2/15/2047	7,000,000	8,149,050
New York, Metropolitan Transportation Authority Revenue, Series A-1, 5.0%, 11/15/2045	10,945,000	12,455,410
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, Prerefunded, 5.25%, 7/1/2024	715,000	775,889
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	2,217,240
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,839,201
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.625%, 8/1/2025, GTY: American Airlines Group	5,000,000	5,449,900
AMT, 7.75%, 8/1/2031, GTY: American Airlines Group	6,470,000	7,034,960
AMT, 8.0%, 8/1/2028, GTY: American Airlines Group	6,100,000	6,666,324
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,509,420
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series FF, 5.0%, 6/15/2039 (b)	7,500,000	8,708,475
Series EE, 5.0%, 6/15/2047	11,000,000	12,471,360
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	667,188

		83,595,482
North Carolina 0.2%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,622,478
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,587,225

		4,209,703
North Dakota 0.2%
Burleigh County, ND, Health Care Revenue, St. Alexius Medical Center Project, Series A, 5.0%, 7/1/2035	1,200,000	1,303,344
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,162,240

		3,465,584
Ohio 0.7%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,102,060
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,491,158
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
6.125%, 1/1/2031	1,950,000	2,203,597
6.625%, 1/1/2046	2,500,000	2,896,675
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project, Series 2010, 5.75%, 11/15/2040	3,000,000	3,331,950

		13,025,440
Oklahoma 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	7,218,705
Pennsylvania 3.5%
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,698,479
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	1,051,090
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,405,952
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,911,145
Series A, 5.5%, 8/15/2035	6,500,000	7,272,135
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: U.S. Airways, Inc.	985,000	1,191,101
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,661,820
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, AMT, 5.0%, 12/31/2038 (b)	4,785,000	5,281,970
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2043	7,000,000	7,932,820
Series C, 5.0%, 12/1/2044	1,615,000	1,826,597
Series A, 6.5%, 12/1/2036	6,385,000	7,758,222
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,871,506
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/2040	3,000,000	3,452,400
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	6,750,000	6,817,905

		63,133,142
Puerto Rico 2.1%
Commonwealth of Puerto Rico, General Obligation, Series A, 8.0%, 7/1/2035	3,280,000	2,740,965
Commonwealth of Puerto Rico, Public Improvement, Series B, 6.5%, 7/1/2037	10,000,000	7,294,200
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.25%, 7/1/2022	5,000,000	3,799,650
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	3,065,000	1,997,828
Series A, 5.5%, 8/1/2042	10,175,000	6,734,731
Series A, 5.75%, 8/1/2037	2,130,000	1,473,598
Series A, 6.0%, 8/1/2042	4,570,000	3,233,046
Series A, 6.375%, 8/1/2039	3,185,000	2,318,967
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	7,315,000

		36,907,985
South Carolina 1.6%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,118,450
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	552,000	551,912
Series A, 7.75%, 11/1/2039	4,595,000	4,418,874
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	3,954,212
South Carolina, State Public Service Authority Revenue, Series C, 5.0%, 12/1/2046	7,500,000	8,463,825
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	8,890,000	10,745,521

		29,252,794
South Dakota 0.6%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	3,260,010
Series B, 5.5%, 7/1/2035	5,000,000	5,547,850
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	1,058,090

		9,865,950
Tennessee 2.7%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017, GTY: Merrill Lynch & Co., Inc.	2,500,000	2,728,175
5.0%, 12/15/2018, GTY: Merrill Lynch & Co., Inc.	2,160,000	2,401,121
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	3,000,000	3,316,110
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	18,795,000	19,550,559
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	4,210,601
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series C, 5.0%, 2/1/2027, GTY: The Goldman Sachs Group, Inc.	6,435,000	7,471,807
Series A, 5.25%, 9/1/2018, GTY: The Goldman Sachs Group, Inc.	8,000,000	9,060,480

		48,738,853
Texas 13.7%
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.2%, 7/1/2045	6,000,000	6,891,780
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	4,296,440
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	9,661,950
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033 *	7,000,000	332,500
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,534,520
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	2,676,300
Zero Coupon, 1/1/2032	3,500,000	1,691,165
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2043	1,000,000	1,094,180
6.0%, 1/1/2041	5,455,000	6,357,857
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:
Series B, 7.0%, 1/1/2043	3,000,000	3,523,350
Series B, 7.0%, 1/1/2048	4,000,000	4,648,760
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	3,385,000	3,688,635
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,353,420
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, Prerefunded, 7.25%, 8/15/2031	1,275,000	1,606,500
Series A, Prerefunded, 7.5%, 8/15/2041	1,785,000	2,268,432
Lewisville, TX, Combination Contract Revenue, 6.75%, 10/1/2032	14,020,000	14,663,798
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	11,879,670
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,458,340
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	1,108,220
Second Tier, Series F, 5.75%, 1/1/2038	17,500,000	19,382,125
First Tier, 6.0%, 1/1/2043	5,000,000	5,861,900
First Tier, Series A, 6.25%, 1/1/2039	9,525,000	11,030,807
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	1,715,000	2,058,566
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project:
Series A, 5.45%, 11/15/2038 *	2,411,000	1,446,552
Series A, 6.05%, 11/15/2046 *	2,565,000	1,538,949
Series D, 6.05%, 11/15/2046 *	445,000	266,991
Series B, 6.15%, 11/15/2049 *	4,852,000	2,911,103
Series C, 6.25%, 5/9/2053 *	226,000	135,596
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,107,040
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,678,730
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	970,330
Series A, 8.25%, 11/15/2044	3,430,000	3,351,384
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	3,048,266
Series A, 5.25%, 11/1/2038	15,000,000	16,951,500
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	8,176,173
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series D, 5.625%, 12/15/2017, GTY: Merrill Lynch & Co., Inc.	6,945,000	7,493,863
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	16,875,000	21,050,044
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	10,000,000	11,607,300
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2030	1,670,000	1,858,894
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,721,409
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	8,235,000	9,159,873
Texas, State Transportation Commission-Highway Improvement, 5.0%, 4/1/2044	12,000,000	13,918,320
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, 5.5%, 9/1/2029	1,000,000	1,111,880
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	1,530,000	1,804,344
7.125%, 11/1/2040	3,580,000	4,185,700

		246,563,456
Virginia 0.7%
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	1,067,389
Series B, 5.625%, 9/1/2041	5,332,000	4,868,436
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,316,900
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	2,570,776
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	2,000,000	2,331,100

		13,154,601
Washington 3.2%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	3,232,691
Washington, Energy Northwest Electric Revenue, Columbia Station, Series A, 5.0%, 7/1/2024	6,765,000	7,170,088
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,103,140
Washington, State General Obligation, Series 2007A, Prerefunded, 5.0%, 7/1/2023, INS: AGMC	10,000,000	10,637,800
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	2,970,000	3,157,971
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series B, 5.75%, 8/15/2037, INS: ACA	6,675,000	7,197,386
Series A, 6.125%, 8/15/2037	16,000,000	17,447,200
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	6,000,000	6,692,160

		57,638,436
West Virginia 0.8%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,472,762
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	7,395,290
6.5%, 10/1/2038	3,000,000	3,156,270

		14,024,322
Wisconsin 0.8%
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,708,320
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	9,161,395
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc., Series A, 7.625%, 9/15/2039	1,000,000	1,190,630

		14,060,345
Other Territories 0.1%
Non-Profit Preferred Funding Trust I, Series A1, 144A, 4.22%, 9/15/2037	1,557,650	1,567,899

Total Municipal Bonds and Notes (Cost $1,532,518,561)		1,689,044,344
Underlying Municipal Bonds of Inverse Floaters (c) 13.9%
California 0.3%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (d)	2,126,587	2,375,902
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (d)	1,935,078	2,161,940
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.374%, 11/1/2015, Leverage Factor at purchase date: 2 to 1

		4,537,842
Hawaii 0.6%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (d)	10,000,000	11,156,100
Trust: Hawaii, State General Obligation, Series 2867, 144A, 18.23%, 5/1/2016, Leverage Factor at purchase date: 4 to 1
Louisiana 0.6%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (d)	3,026,513	3,467,874
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (d)	3,304,152	3,786,002
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (d)	3,666,834	4,201,573
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.438%, 5/1/2018, Leverage Factor at purchase date: 2 to 1

		11,455,449
Nevada 2.5%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (d)	7,851,481	8,713,441
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (d)	8,203,602	9,104,219
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (d)	5,298,193	5,879,846
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.201%, 6/15/2015, Leverage Factor at purchase date: 2 to 1
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2035 (d)	9,150,000	10,074,579

Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2036 (d)	9,605,000	10,575,556
Trust: Las Vegas Valley, NV, General Obligation, Water District, 144A, 9.418%, 2/1/2016, Leverage Factor at purchase date: 2 to 1

		44,347,641
New York 2.2%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (d)	5,095,207	5,528,602
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 18.303%, 9/15/2016, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 2/15/2035 (d)	10,000,000	11,419,300
Trust: New York, State Dormitory Authority Revenues, Series 4688, 144A, 9.51%, 3/15/2024, Leverage Factor at purchase date: 2 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (d)	4,000,000	4,496,100
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (d)	3,000,000	3,372,075
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (d)	3,000,000	3,372,075
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 16.626%, 12/15/2015, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (d)	10,000,000	11,019,480
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 11.495%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1

		39,207,632
Ohio 0.8%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (d)	4,522,767	4,972,849
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (d)	7,712,913	8,480,463
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.679%, 1/1/2016, Leverage Factor at purchase date: 3 to 1

		13,453,312
Pennsylvania 2.3%
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2023 (d)	21,790,000	23,995,724
Trust: Pennsylvania, State General Obligation, Series R-11505-1, 144A, 45.209%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
Pennsylvania, State Revenue Bond, Series A, 5.0%, 8/1/2024 (d)	15,475,000	17,017,044
Trust: Pennsylvania, State Revenue Bond, Series 2720, 144A, 13.033%, 8/1/2015, Leverage Factor at purchase date: 3 to 1

		41,012,768
Tennessee 0.9%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (d)	14,996,415	16,784,415
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 18.316%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Texas 3.1%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (d)	3,710,000	3,881,564
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (d)	4,315,000	4,514,542
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 18.197%, 8/15/2015, Leverage Factor at purchase date: 4 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (d)	5,500,000	6,312,570
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.61%, 10/11/2018, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (d)	15,000,000	16,690,200
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.82%, 2/1/2016, Leverage Factor at purchase date: 3 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (d)	10,000,000	11,016,900
Trust: Texas, North East Independent School District, Series 2355, 144A, 22.76%, 8/1/2015, Leverage Factor at purchase date: 5 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (d)	12,500,000	13,630,375
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 22.64%, 10/1/2016, Leverage Factor at purchase date: 5 to 1

		56,046,151
Washington 0.6%
Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (d)	10,000,000	11,028,900
Trust: Washington, State General Obligation, Series 2154, 144A, 22.76%, 7/1/2015, Leverage Factor at purchase date: 5 to 1

Total Underlying Municipal Bonds of Inverse Floaters (Cost $226,820,949)		249,030,210

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,759,339,510) †	108.0	1,938,074,554
Floating Rate Notes (c)	(8.4)	(150,354,570)
Other Assets and Liabilities, Net	0.4	6,463,816

Net Assets	100.0	1,794,183,800

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	8.0%	9/1/2035	960,000	960,000	162,950
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT *	8.25%	5/1/2033	7,000,000	7,000,000	332,500
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project, Series A *	5.45%	11/15/2038	2,411,000	1,953,138	1,446,552
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project, Series A *	6.05%	11/15/2046	2,565,000	2,507,506	1,538,949
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project, Series D *	6.05%	11/15/2046	445,000	436,729	266,991
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project, Series B *	6.15%	11/15/2049	4,852,000	4,852,000	2,911,103
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project, Series C *	6.25%	5/9/2053	226,000	226,000	135,596
				17,935,373	6,794,641

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2015.

†
The cost for federal income tax purposes was $1,602,473,150.  At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $185,246,834.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $220,744,377 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $35,497,543.

(a) At February 28, 2015, this security has been pledged, in whole or in part, as collateral for tender option bond trust.
(b) When-issued security.
(c)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(d)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA: ACA Financial Guaranty Corp.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (e)	$—	$1,938,074,554	$—	$1,938,074,554

Total	$—	$1,938,074,554	$—	$1,938,074,554

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic High Yield Tax-Free Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2015